Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2013
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements
	Collateral Securities		Repurchase Borrowing
	Book Value of Securities Sold	Fair Value of Securities Sold	Balance of Liability	Weighted Average Interest Rate
	(Dollars in Thousands)
December 31, 2013 term:
Overnight agreements	$332,042	$341,238	$209,899.17%
1 to 29 days	27,954	28,288	18,666.40
30 to 90 days	8,106	8,263	3,295.43
Over 90 days	945,535	940,209	725,521	3.78

Total	$1,313,637	$1,317,998	$957,381	2.91%

December 31, 2012 term:
Overnight agreements	$340,711	$350,933	$263,992.28%
1 to 29 days	10,378	10,910	6,992	1.10
30 to 90 days	33,619	35,097	22,078	1.05
Over 90 days	1,033,957	1,062,897	836,617	3.73

Total	$1,418,665	$1,459,837	$1,129,679	2.85%